Leases - Operating lease right-of-use assets and the amortization (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Jan. 01, 2022 CNY (¥)
Leases
Operating lease right-of-use assets	¥ 167,317		¥ 141,627
Less: accumulated amortization	(46,012)		(41,975)
Total	¥ 121,305	$ 16,729	¥ 99,652	$ 13,743	¥ 95,108